Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 652,124	$ 150,555
Accounts receivable, net	441,808	329,557
Deferred commissions	82,200	62,732
Prepaid expenses	416,897	487,659
TOTAL CURRENT ASSETS	1,593,029	1,030,503
PROPERTY AND EQUIPMENT, net	239,978	353,420
GOODWILL	204,000
INTANGIBLE ASSETS, NET	1,584,250
DEFERRED COMMISSIONS	109,145	101,468
DEFERRED FINANCING COSTS	68,797	107,936
TOTAL ASSETS	3,799,199	1,593,327
CURRENT LIABILITIES
Accounts payable	836,757	937,200
Accrued expenses	596,681	153,113
Accrued interest	180,673	1,953,502
Deferred revenue	721,210	510,319
Current portion of long-term debt	1,530,046	3,170,672
TOTAL CURRENT LIABILITIES	3,865,367	6,724,806
LONG TERM DEBT, net of current portion	2,566,486	3,933,253
WARRANT LIABILITY	238,454	309,000
DEFERRED REVENUE	434,780	401,758
ACCRUED INTEREST	100,717	95,270
ACCRUED RENT	34,833	61,482
TOTAL LIABILITIES	7,240,637	11,525,569
SHAREHOLDERS' DEFICIT
Convertible preferred stock, $.0001 Par Value, 20,000,000 shares authorized 610,000 and 0 shares issued and outstanding	61
Common shares, $.0001 Par Value, 500,000,000 shares authorized 17,021,893 and 5,625,957 issued and outstanding	1,702	563
ADDITIONAL PAID-IN-CAPITAL	45,434,096	26,668,258
ACCUMULATED DEFICIT	(48,877,297)	(36,601,063)
TOTAL SHAREHOLDERS' DEFICIT	(3,441,438)	(9,932,242)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 3,799,199	$ 1,593,327